Segment Information - Information by Segment (Detail) - USD ($) $ in Millions		3 Months Ended					6 Months Ended
		Jun. 30, 2019		Mar. 31, 2019		Jun. 30, 2018	Jun. 30, 2019		Jun. 30, 2018
Disclosure Of Operating Segments [Line Items]
Revenue	[1]	$ 90,544	[2]	$ 83,735	[2]	$ 96,765	$ 174,278	[2]	$ 186,000
Operating Segments [Member]
Disclosure Of Operating Segments [Line Items]
Revenue		90,544		83,735		96,765	174,278		186,000
Integrated Gas [Member] | Operating Segments [Member]
Disclosure Of Operating Segments [Line Items]
Revenue		8,942		11,639		10,293	20,582		21,014
Integrated Gas [Member] | Inter Segment [Member]
Disclosure Of Operating Segments [Line Items]
Revenue		1,005		984		1,271	1,989		2,359
Upstream [Member] | Operating Segments [Member]
Disclosure Of Operating Segments [Line Items]
Revenue		2,457		2,433		2,346	4,890		4,918
Upstream [Member] | Inter Segment [Member]
Disclosure Of Operating Segments [Line Items]
Revenue		8,996		9,699		9,494	18,696		18,398
Downstream [Member] | Operating Segments [Member]
Disclosure Of Operating Segments [Line Items]
Revenue		79,131		69,652		84,119	148,783		160,045
Downstream [Member] | Inter Segment [Member]
Disclosure Of Operating Segments [Line Items]
Revenue		1,316		1,195		1,927	2,511		2,721
Corporate [Member] | Operating Segments [Member]
Disclosure Of Operating Segments [Line Items]
Revenue		13		11		7	24		23
CCS Earnings [Member]
Disclosure Of Operating Segments [Line Items]
CCS earnings		3,177		5,424		5,347	8,601		11,171
CCS Earnings [Member] | Integrated Gas [Member]
Disclosure Of Operating Segments [Line Items]
CCS earnings		1,340		2,795		3,358	4,134		5,749
CCS Earnings [Member] | Upstream [Member]
Disclosure Of Operating Segments [Line Items]
CCS earnings		1,554		1,706		1,094	3,260		2,948
CCS Earnings [Member] | Downstream [Member]
Disclosure Of Operating Segments [Line Items]
CCS earnings		1,072		1,595		1,168	2,666		2,974
CCS Earnings [Member] | Corporate [Member]
Disclosure Of Operating Segments [Line Items]
CCS earnings		$ (789)		$ (671)		$ (273)	$ (1,460)		$ (500)

[1]	See Note 2 “Segment information”.
[2]	See Note 8 “Adoption of IFRS 16 Leases”.